Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of detailed information about transactions between related parties [Text Block]
The Company made an interest-free loan to VST and Emza for their short-term funding needs. The information is summarized as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

VST	$7,150	2,750	2,780
Emza	-	500	-
	$7,150	3,250	2,780

Disclosure of detailed information about key management personnel services provided by separate management entities [Text Block]
The compensation to key management personnel for the years ended December 31, 2017 and 2018 were as follows:

	Year ended December 31,
	2017	2018
	(in thousands)
Short-term employee benefits	$829	855
Post-employment benefits	7	7
Share-based compensation	226	41
	$1,062	903